Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Ore stockpiles	$ 9,332	$ 28,186
Copper contained in concentrate	5,933	5,741
Molybdenum concentrate	217	106
Materials and supplies	24,157	26,517
Inventories	$ 39,639	$ 60,550